Recapitalization	12 Months Ended
Dec. 31, 2025
Recapitalization [Abstract]
Recapitalization

Note 3 — Recapitalization

On July 11, 2025, the Company consummated the Business Combination. The consummation of the Business Combination involved the merger of Merger Sub with and into Legacy Profusa, pursuant to which, at the Closing, the separate corporate existence of Merger Sub ceased, with Legacy Profusa as the surviving corporation becoming a wholly-owned subsidiary of the Company. As a result of the Business Combination, the Company owns 100% of the outstanding common stock of Legacy Profusa. In connection with the closing of the Business Combination, the Company changed its name from “NorthView Acquisition Corporation” to “Profusa, Inc.”

More specifically, at the Effective Time of the Merger:

●	each share of issued and outstanding Legacy Profusa Common Stock, including shares converted from convertible notes and convertible preferred stock, was converted into a number of shares of Company common stock, based on the Exchange Ratio that reflects an equity valuation of Legacy Profusa of $155.0 million (as adjusted for the Incentive Equity Value, the Private Placement Value and the Aggregate Company Incentive Amount (as such terms are defined in the Merger Agreement)), divided by an assumed value of Common Stock of $750.00 per share, after giving effect for the Reverse Stock Split.

●	each option to purchase Legacy Profusa Common Stock was converted into an option to purchase Common Stock based on the Exchange Ratio, and

●	each warrant to purchase Legacy Profusa Common Stock was converted into a warrant to purchase Common Stock based on the Warrant Ratio (as defined in the Merger Agreement).

PIPE Transaction

On February 11, 2025, NorthView executed the PIPE Subscription Agreement with the PIPE Investors. Pursuant to the PIPE Subscription Agreement, the PIPE Investors are expected, subject to the conditions relating to such purchase set forth in the PIPE Subscription Agreement, to purchase from NorthView Ascent PIPE Notes in an aggregate principal amount of up to $22.2 million for a purchase price of up to $20.0 million, after 10% OID.

At Closing, the Company issued an Ascent PIPE Note in the principal amount of $10.0 million (the “Initial Note”), reflecting a 10% OID. The Initial Note matures on the date that is 18-months from Closing (the “Maturity Date”) and is convertible at any time at the holder’s option at the lower of $750.00 per share, as adjusted for the Reverse Stock Split, or 95% of the lowest daily volume-weighted average price per share (“VWAP”) of Common Stock in the 10 trading days prior to the original issue date for each PIPE Convertible and shall be adjusted, without limitation, based on down-round and most-favored nation (“MFN”) price and terms protections (the “Conversion Price”). The Ascent PIPE Notes is accounted for under the fair value option and recorded in loans payable at fair value on the consolidated balance sheets.

Junior Convertible Notes and Senior Notes

The outstanding principal balance and accrued and unpaid interest of the junior convertible notes and senior notes was $19.6 million and $27.3 million as of the Closing Date, respectively. The senior notes comprise of the Senior Convertible Notes, Senior Convertible Bridge Notes and the Senior Secured Convertible Notes. The junior convertible notes and senior notes converted into Legacy Profusa Common Stock, and was exchanged for an aggregate of 197,098 shares of the Company’s common stock, respectively, as adjusted for the Reverse Stock Split. See Note 6 for further detail.

Earnout Arrangements

Upon Closing, the former holders of Legacy Profusa’s common stock, senior convertible notes, junior convertible notes and vested in-the-money options (the “Participating Securityholders”) received certain rights, under which in the future the Company may issue to the Participating Securityholders an aggregate of 51,666 shares of Common Stock (the “Milestone Earnout Shares”) during the respective earnout periods in equal quarterly installments upon achievement of the following four Milestone Events. All milestones below have been adjusted for the Reverse Stock Split:

●	Milestone I Earnout Rights: share price of Common Stock is equal to or greater than $937.50 for any 20 trading days during any 30 days trading period or consummation of a Subsequent Transaction (as defined in the Merger Agreement) where the stockholders of Profusa will receive a consideration of at least $937.50 for each share of Common Stock (“Milestone Event I”). The Milestone I period will commence on the 18-month anniversary and end on the two-year anniversary of the Closing Date (“Milestone Event I Period”);

●	Milestone II Earnout Rights: share price of Common Stock is equal to or greater than $1,087.50 for any 20 trading days during any 30 days trading period or consummation of a Subsequent Transaction where the stockholders of Profusa will receive a consideration of at least $1,087.50 for each share of Common Stock (“Milestone Event II”). The Milestone II period will commence on the 360-day anniversary and end on the two-year anniversary of the Closing Date (“Milestone Event II Period”); provided that such 30 days trading period does not overlap with the 30 days trading period used to satisfy the requirements of Milestone Event I; provided, further, that in the event that such 30 days trading period could satisfy either Milestone Event I or Milestone Event II, then Milestone Event II shall be deemed to be satisfied first;

●	Milestone III Earnout Rights: the closing of the APAC Joint Venture, as described below in this Report, and the Companies receipt of the related $6 million funding, during the fiscal year ended December 31, 2025 (“Milestone Event III”);

●	Milestone IV Earnout Rights: achievement of revenue of $11.9 million for the fiscal year ended December 31, 2026 (“Milestone Event IV,” and, together with Milestone Event I, Milestone Event II and Milestone Event III, the “Milestone Events”). Milestone I Earnout Rights, Milestone II Earnout Rights, Milestone III Earnout Rights and Milestone IV Earnout Rights are further referred to collectively as “Milestone Earnout Rights”.

In the event the above milestones are achieved, the issuance of shares under the earnout arrangements will dilute the ownership interests of existing shareholders. As of December 31, 2025, Milestone III has expired and the milestone was not met.

Reverse recapitalization

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Accordingly, Legacy Profusa was deemed the accounting acquirer (and legal acquiree) and Northview was treated as the accounting acquiree (and legal acquirer).

Under this method of accounting, the reverse recapitalization was treated as the equivalent of Legacy Profusa issuing stock for the net assets (liabilities) of Northview, accompanied by a recapitalization. The net assets of Northview are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities, and results of operations prior to the Business Combination are those of Legacy Profusa. All periods prior to the Business Combination have been retrospectively adjusted in accordance with the Business Combination Agreement for the equivalent number of common shares outstanding immediately after the Business Combination to effect the reverse recapitalization. The number of shares for all periods prior to the Closing Date have been retrospectively decreased using the Exchange Ratio.

The earn-outs are considered to be part of the overall reverse recapitalization as it was negotiated between NorthView Sponsor I, LLC, the sponsor of NorthView (the “Sponsor”), and the selling shareholders. As such, it is represented as an equity restructuring that is accounted for as a reduction in additional paid-in capital. As this is an equity classified transaction the contingent consideration creates a reduction to the additional paid in capital account of $1.7 million, with an offset to additional paid in capital -Earn-out equity instrument. This accounting results in no impact on the consolidated statements of convertible preferred stock and stockholders’ deficit until all necessary conditions to issue such shares have been satisfied by the end of the period. Once these contingently issuable shares are deemed issuable, they will also be included in earnings per share.

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of convertible preferred stock and stockholders’ deficit:

Cash-Trust Account, net of redemptions	$1,276
Less: transaction costs and professional fees, paid directly from Trust Account	1,274
Net proceeds received from Trust	2
Less: private and representative warrant liabilities	(1,193)
Less: related party notes	(41)
Less: related party notes - working capital loan	(2,162)
Less: excise tax payable	(1,953)
Less: accounts payable and accrued expenses	(3,053)
Reverse recapitalization, net	$(8,400)

The number of shares of Common Stock to be issued following the consummation of the Business Combination were, as adjusted for the Reverse Stock Split:

Class A Common Stock
NVAC Public Shares, outstanding prior to the Business Combination	1,357
Less: Redemption of NVAC Class A common stock	(5)
Public shares of NVAC	1,352
NVAC Founder Shares, outstanding prior the Business Combination	53,780
NVAC Representative Shares converted to Class A Common shares	6,000
NVAC Shares from Rights converted to Class A common shares	25,300
Business Combination shares
Profusa Shares	114,584
Issuance of shares in connection with Ascent Private Note	38,691
Conversion of notes into shares	197,098
Common Stock immediately after the Business Combination	436,805

The number of Profusa Shares was determined as follows, as adjusted for the Reverse Stock Split:

	Legacy Profusa Shares	Profusa Shares after conversion ratio
Preferred Stock	17,863,934	82,377
Class A Common Stock	74,728	32,209
Total	17,938,662	114,586

Transaction costs

During the year ended December 31, 2025, the Company expensed $14.5 million for transaction costs incurred in connection with the Business Combination, of which $8.1 million in transaction costs was settled for in shares and warrants, and the remaining $6.4 million in cash. The transaction costs primarily represented fees incurred for financial advisory, legal and other professional services that were directly related to the Business Combination. See below for breakout of costs.

Amount
Inducement share costs	$7,254
Advisory and brokers	3,930
Accounting	1,529
Legal	1,230
HCW warrant costs	330
Printers and operating fees	210
$14,483

The Company allocated transaction costs in accordance with ASC 340-10 and SEC SAB Topic 5.A.

Equity issuance costs that were direct and incremental to issuing equity instruments in the Business Combination were recorded as a reduction of additional paid-in capital (“APIC”), up to net proceeds received. Transaction costs in excess of equity proceeds, and costs not directly attributable to issuing equity, were expensed as incurred and recorded within general and administrative expense in the Company’s consolidated statements of operations.

Transaction costs were also allocated to the related instruments issued (or assumed) in the Business Combination based on their relative fair values on the Closing Date. Costs allocated to equity-classified instruments were recorded to APIC, up to net proceeds. To the extent any costs were allocable to liability-classified instruments, such amounts were expensed in the period incurred and recorded within general and administrative expense in the Company’s consolidated statements of operations.

Public and private placement warrants

The 9,487,500 warrants (the “Public Warrants”) issued in Northview’s initial public offering (the “IPO”), 7,347,500 warrants issued in connection with private placement at the time of the IPO (the “Private Placement Warrants”) and 569,250 warrants issued to the representative of the underwriters in the IPO (the “Representative’s Warrants”) remained outstanding and became warrants for the Company. The Public Warrants qualify for equity classification upon Closing, and were fair value adjusted with no future gains or losses on fair value adjustment being recorded in future periods. The Private Placement Warrants and Representative’s Warrants contain provisions that preclude these warrants from being indexed to the Company’s stock, the settlement amount depending on who holds the instrument, and the holder is not an input to the fair value of a fixed-for-fixed option or forward on equity shares. As such, this provision would cause the warrants to fail Step 2 of the indexation guidance. The Private Placement and Representative’s Warrants remained liability classified with fair value adjustments recorded to earnings at each period.